Unit-Based Compensation (Details) - Schedule of Weighted Average Fair Value of Black-Scholes	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Unit-Based Compensation (Details) - Schedule of Weighted Average Fair Value of Black-Scholes [Line Items]
Expected unit price volatility	100.00%	90.00%		45.00%
Risk-free interest rate	3.93%	4.20%		0.10%
Expected annual dividend yield
Expected term (years)			6 years 6 months	1 year 14 days
Minimum [Member]
Unit-Based Compensation (Details) - Schedule of Weighted Average Fair Value of Black-Scholes [Line Items]
Expected unit price volatility			65.00%
Risk-free interest rate			2.90%
Maximum [Member]
Unit-Based Compensation (Details) - Schedule of Weighted Average Fair Value of Black-Scholes [Line Items]
Expected unit price volatility			70.00%
Risk-free interest rate			3.60%